Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Prospectus [Line Items]
Annual Return [Percent]	(1.00%)	(6.85%)	8.25%	(17.37%)	(1.53%)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	2.01%	(3.34%)	4.27%	(20.98%)	0.13%
Innovator Buffer Step-Up Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	11.44%	17.06%	18.15%
Innovator Defined Wealth Shield ETF
Prospectus [Line Items]
Annual Return [Percent]	6.64%	10.03%	7.45%	2.54%
Innovator Emerging Markets 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Annual Return [Percent]	11.47%
Innovator Hedged Nasdaq-100® ETF
Prospectus [Line Items]
Annual Return [Percent]	12.03%
Innovator International Developed 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Annual Return [Percent]	13.41%
Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Annual Return [Percent]	10.92%
Innovator Power Buffer Step-Up Strategy ETF™
Prospectus [Line Items]
Annual Return [Percent]	10.17%	13.61%	13.73%
Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Annual Return [Percent]	9.49%	18.13%
Innovator U.S. Equity 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Annual Return [Percent]	9.23%	12.20%
Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Annual Return [Percent]	11.43%